CONCENTRATIONS	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS

18. CONCENTRATIONS

Concentrations of Credit Risk

As of June 30, 2024, cash and cash equivalents balances in the PRC are $1,115,181, which were primarily deposited in financial institutions located in Mainland China. Each bank account is insured by The People’s Bank of China (the central bank of China) with the maximum limit of RMB500,000 (equivalent to $70,692). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of Customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of June 30, 2024 and December 31, 2023:

	As of		As of
	June 30, 2024		December 31, 2023
		% of			% of
	Amount	Total	Amount		Total
A	$727,855	31.10%	$		* %
B	454,360	19.42%			* %
C	412,364	17.62%			%
D	302,919	12.95%		479,511	18.93%
E	255,423	10.92%		*	* %
F	*	*		997,506	39.39%
G	*	* %		553,800	21.87%
Total	$2,152,921	92.01%		$2,030,817	80.19%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the six months ended June 30, 2024 and 2023.

	Six Months Ended June 30,
	2024		2023
Customer		% of			% of
	Amount	Total	Amount		Total
I	$3,022,476	24.91%	$	*	*	%
A	2,050,295	16.90%		*	*	%
B	1,298,049	10.70%		*	*	%
H	*	* %		1,421,213	17.46%
F	*	* %		1,145,778	14.08%
Total	$6,370,820	52.51%		$2,566,991	31.54%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of June 30, 2024 and December 31, 2023.

	As of		As of
	June 30,		December 31,
	2024		2023
Suppliers		% of		% of
	Amount	Total	Amount	Total
A	$810,711	63.29%	$829,815	89.25%
B	211,509	16.51%	*	* %
Total	$1,022,220	79.80%	829,815	89.25%

*	represented the percentage below 10%

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during the six month ended June 30, 2024 and 2023.

	Six Months Ended June 30,
	2024		2023
Suppliers		% of			% of
	Amount	Total	Amount		Total
C	$2,301,768	17.54%	$	*	*	%
D	1,811,820	13.80%		*	*	%
E	1,438,856	10.96%		*	*	%
F	*	* %		1,831,395	26.35%
G	*	* %		759,940	10.93%
Total	$5,552,444	42.3%		2,591,335	37.28%